Supplementary cash flow information (Tables)	12 Months Ended
Dec. 31, 2021
Supplemental Cash Flow Elements [Abstract]
Summary of non-cash investing and financing activities	The table below summarizes the
non-cash
investing and financing activities relating to the periods presented:

(In $ millions)	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
Non-cash investing activities
Proceeds from sale of West Epsilon rig (1)	—	12	—
Non-cash financing activities
Repayment of debt following sale of West Epsilon rig (1)	—	(12)	—

(1)	During September 2020, the West Epsilon was sold for net proceeds of $12 million. The proceeds were paid directly to the banks as an early repayment against our external debt.